CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Allowances for accounts receivable	$ 22,487	$ 22,398
Allowance for related parties receivable	$ 855,648	$ 0
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	150,000,000	150,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Treasury stock (in shares)	946,415	633,851
Common Class A
Class of Stock [Line Items]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	49,955,300	47,947,123
Common stock, shares outstanding	10,726,917
Common Class B
Class of Stock [Line Items]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	600,000,000	600,000,000
Common stock, shares issued	315,000,000	315,000,000
Common stock, shares outstanding	315,000,000	315,000,000